Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	December 31, 2023	December 31, 2022
Right-of-use assets, net	$337,096	$657,207

Operating lease liabilities - current	274,209	284,479
Operating lease liabilities - non-current	70,863	381,054
Total	$345,072	$665,533

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.25 years	2.24 years
Weighted average discount rate (per annum)	4.27%	4.29%

Schedule of Maturities of Operating Lease Liabilities	The following is a schedule of maturities of operating lease liabilities as of December 31, 2023:
Twelve months ending December 31,
2024	$283,472
2025	71,358
Total future minimum lease payments	354,830
Less: imputed interest	9,758
Present value of operating lease liabilities	$345,072